MATERIAL ACCOUNTING POLICIES - Written-Off loan portfolio (Details)	12 Months Ended
Dec. 31, 2023
Commercial | Without collateral | Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	360 days
Commercial | Without collateral | Banco Agricola S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Commercial | Without collateral | Bancolombia S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	360 days
Commercial | With collateral | Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	360 days
Commercial | With collateral | Banco Agricola S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	360 days
Commercial | With collateral | Bancolombia S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	360 days
Consumer | Without collateral | Grupo Agromercantil Holding S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Consumer | Without collateral | Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Consumer | Without collateral | Banco Agricola S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Consumer | Without collateral | Bancolombia S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Consumer | With collateral | Grupo Agromercantil Holding S.A. | Vehicles collateral
MATERIAL ACCOUNTING POLICIES
Length of delinquency	540 days
Consumer | With collateral | Banistmo S.A. | Mortgage collateral
MATERIAL ACCOUNTING POLICIES
Length of delinquency	1080 days
Consumer | With collateral | Banco Agricola S.A. | Mortgage collateral
MATERIAL ACCOUNTING POLICIES
Length of delinquency	720 days
Consumer | With collateral | Bancolombia S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Small Business Loans | Without collateral | Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Small Business Loans | Without collateral | Banco Agricola S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Small Business Loans | Without collateral | Bancolombia S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Small Business Loans | With collateral | Banistmo S.A. | Mortgage collateral
MATERIAL ACCOUNTING POLICIES
Length of delinquency	1080 days
Small Business Loans | With collateral | Banco Agricola S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Small Business Loans | With collateral | Bancolombia S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	180 days
Mortgage | With collateral | Grupo Agromercantil Holding S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	1440 days
Mortgage | With collateral | Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	1080 days
Mortgage | With collateral | Banco Agricola S.A.
MATERIAL ACCOUNTING POLICIES
Length of delinquency	720 days